Employee Benefit Plan	12 Months Ended
Dec. 31, 2020
A Place For Rover INC
Defined Benefit Plan Disclosure [Line Items]
Employee Benefit Plan

11. Employee Benefit Plan

The Company has established a 401(k) tax-deferred savings plan covering all employees who satisfy certain eligibility requirements. The 401(k) plan allows each participant to defer a percentage of their eligible compensation subject to applicable annual limits pursuant to the limits established by the Internal Revenue Service (“IRS”). The Company may, at its discretion, make contributions in the form of matching contributions, subject to limitations imposed by the IRS. As of December 31, 2020, the Company has not made any matching contributions.